Long-Term Debt - Covenants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Debt Instrument Covenant Description

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $108,139 at December 31, 2016 and $74,110 at December 31, 2015, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Three loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $5,750. Two loan agreements require a monthly pro rata transfer to retention account of any principal due but unpaid.

Debt Instrument Covenant Compliance

As at December 31, 2016, the Company and its wholly owned subsidiaries had thirty-four loan agreements, totaling $1,766,043. The Company fulfilled its requirements in respect of the financial covenants of all the agreements in relation to the leverage ratio and all other terms and covenants, apart from the value-to-loan requirement in certain of its loan agreements in respect of which an amount of $2,414 has been reclassified within current liabilities at December 31, 2016. Two of these loans met the requirements immediately after December 31, 2016, and the remaining five loans are expected to be cured by February 2018.

Cash and cash equivalents	$ 187,777	$ 289,676	$ 202,107	$ 162,237
Working capital	(47,947)	34,984
Debt Instrument Carrying Amount	1,766,043	1,400,094
Reclassification Of Long Term Debt	2,414
Minimum liquidity requirement
Debt Instrument [Line Items]
Cash and cash equivalents	108,139	$ 74,110
Three loan agreements
Debt Instrument [Line Items]
Held in deposit account	$ 5,750